Risk Management Activities - Schedule of Combined Maximum Credit Risk Exposure (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Disclosure of credit risk exposure [line items]
VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates	$ 159.9	$ 126.2
Environmental trust funds | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	109.6	98.8
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	91.5	71.8
Loan advanced – contractor | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0.0	23.4
Cash and cash equivalents | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 648.7	$ 769.4